Cover	12 Months Ended
Jun. 30, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10691
Entity Registrant Name	DIAGEO plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	16 Great Marlborough Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1F 7HS
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,459,843,065
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0000835403
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	16 Great Marlborough Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1F 7HS
Entity Address, Country	GB
Contact Personnel Name	Thomas B. Shropshire, Jr.
Country Region	44
City Area Code	20
Local Phone Number	7947 9100
Contact Personnel Email Address	the.cosec@diageo.com
American Depositary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	DEO
Security Exchange Name	NYSE
Ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares of 28101/108 pence each
Trading Symbol	DEO
Security Exchange Name	NYSE